Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Business Combination
Summary of consideration transferred at Closing

The following summarizes the consideration transferred at Closing for the SBTech Acquisition (in thousands):

Cash consideration (1)	$184,688
Share consideration (2)	789,064
Other cash consideration (3)	3,615
Total SBTech consideration	$977,367

(1)Includes the cash consideration, adjusted for the Net Debt Amount, the Working Capital Adjustment, and the Aggregate Strike Price Amount, as stipulated by the Business Combination Agreement, resulting in cash consideration of $184.7 million.

(2)Includes $776.5 million for the share consideration for SBTech equity of 40.7 million shares and SBTech employees’ vested options of 3.6 million options, and $12.6 million of contingent consideration, which has been paid out, for the 720 thousand earnout shares issued to former stockholders of SBTech as part of the Business Combination, recognized at their Acquisition Date fair value.

(3)Includes transaction costs incurred by SBTech shareholders to be borne by DraftKings, costs related to the SBTech restructuring transaction that were paid by DraftKings, and the tail liability insurance for SBTech’s directors and officers, as specified in the Business Combination Agreement.

Summary of valuation analyses pertaining to intangible assets acquired and tax liabilities assumed including the calculation of deferred tax assets and liabilities

The following table summarizes the consideration paid for SBTech and the final fair value of the assets acquired and liabilities assumed at the acquisition date on April 23, 2020.

Cash and cash equivalents	$9,639
Trade receivables	17,815
Other current assets	3,674
Property and equipment	10,677
Intangible assets	484,051
Operating lease right-of-use assets	27,696
Other non-current assets	1,017
Total identifiable assets acquired	554,569
Liabilities assumed:
Accounts payable and accrued expenses	23,613
Current operating lease liabilities	3,583
Long-term income tax liability	63,575
Non-current operating lease liabilities	24,113
Other long-term liabilities	558
Total liabilities assumed	115,442
Net assets acquired (a)	439,127
Purchase consideration (b)	977,367
Goodwill (b) – (a)	$538,240

Summary of intangible assets

		Weighted-
		Average
		Useful Life (in
	Fair Value	years)
Developed Technology	$385,566	8
Customer relationships	93,699	5
Trademarks and trade names	4,308	3
Gaming License	478	2-3
Total	$484,051

Summary of pro forma financial information

	Year Ended December 31,
	2020	2019
	Pro Forma	Pro Forma
Revenue	$643,502	$431,834
Net loss	$(845,086)	$(219,829)